Cover	Jun. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2022
Entity File Number	0-56333
Entity Registrant Name	MYSON, INC.
Entity Central Index Key	0001879293
Entity Tax Identification Number	87-1614433
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	7950 W. Sunset Blvd.,
Entity Address, Address Line Two	Ste 629
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	(310)
Local Phone Number	666-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $.00001 p.v
Trading Symbol	MYSN
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false